Financial Liabilities for Trading at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Financial Liabilities for Trading at Fair Value Through Profit or Loss	FINANCIAL LIABILITIES FOR TRADING AT FAIR VALUE THROUGH PROFIT OR LOSS
A financial liability is classified as a financial liability at fair value through profit or loss if is held for trading or it is designated by the entity as at fair value through profit or loss (under specified conditions). The Bank has not designated financial liabilities at FVPL.
A financial liability is held for trading if it is incurred principally for the purpose of repurchasing it in the near term or it is a derivative. The Bank only has derivatives under this classification, whose purpose is to hedge the exchange rate and interest rate risk related to future obligations.

	As of December 31,
	2024	2023
	MCh$	MCh$
Financial derivative contracts
Forwards	1,151,921	1,258,352
Swaps	10,995,608	8,255,283
Call Options	5,530	2,726
Put Options	1,965	5,214
Total	12,155,024	9,521,575
NOTE 16 - FINANCIAL LIABILITIES FOR TRADING AT FAIR VALUE THROUGH PROFIT OR LOSS, continued
As of December 31, 2024 and 2023 the Bank holds the following portfolio of financial liabilities derivative contracts:

	As of December 31, 2024
	Notional amount
	On Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Fair value
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Currency forward	-	11,564,755	9,439,120	14,191,034	10,403,238	1,680,685	1,598,835	48,877,667	1,151,921
Interest rate swaps	-	16,536,773	12,505,389	16,690,413	18,464,156	9,887,330	16,615,159	90,699,220	1,565,539
Cross currency swaps	-	1,325,472	2,195,962	8,993,722	19,955,223	11,501,296	19,704,815	63,676,490	9,430,069
Call currency options	-	81,510	143,946	58,826	-	-	-	284,282	5,530
Put currency options	-	248,733	106,519	138,505	8,921	-	-	502,678	1,965
Total	-	29,757,243	24,390,936	40,072,500	48,831,538	23,069,311	37,918,809	204,040,337	12,155,024

	As of December 31, 2023
	Notional amount
	On Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Fair value
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Currency forward	-	15,424,586	11,104,328	15,247,865	3,947,215	1,408,304	2,072,624	49,204,922	1,258,352
Interest rate swaps	-	5,149,926	15,399,286	19,835,190	18,565,396	7,666,659	11,349,882	77,966,339	1,940,320
Cross currency swaps	-	1,915,707	4,813,848	22,440,782	48,295,676	20,620,952	44,005,979	142,092,944	6,314,963
Call currency options	-	192,051	81,368	10,799	-	-	-	284,218	2,726
Put currency options	-	6,518	147,329	157,779	36,650	-	-	348,276	5,214
Total	-	22,688,788	31,546,159	57,692,415	70,844,937	29,695,915	57,428,485	269,896,699	9,521,575